ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Australia - 4.0%
Pro Medicus Ltd.	16,535	$1,580,225
Seven Group Holdings Ltd.	63,170	1,587,857
		3,168,082

Belgium - 2.0%
UCB SA	10,791	1,602,904

Denmark - 4.0%
Pandora AS	10,312	1,556,299
Zealand Pharma AS(a)	12,427	1,592,656
		3,148,955

France - 5.8%
Credit Agricole SA	112,075	1,529,141
Publicis Groupe SA	14,280	1,519,835
Safran SA	7,440	1,572,858
		4,621,834

Germany - 5.9%
Commerzbank AG	103,685	1,575,124
Deutsche Bank AG	100,258	1,600,692
Rheinmetall AG	2,960	1,507,975
		4,683,791

Israel - 1.9%
Teva Pharmaceutical Industries Ltd. - ADR(a)	95,326	1,549,047

Italy - 16.0%
Banco BPM SpA	239,978	1,545,625
BPER Banca SPA	308,275	1,558,625
Buzzi SpA	39,781	1,601,039
Intesa Sanpaolo SpA	417,634	1,552,458
Leonardo SpA	68,415	1,588,474
Prysmian SpA	25,498	1,578,896
Saipem SpA(a)	662,811	1,697,932
UniCredit SpA	42,407	1,571,614
		12,694,663

Japan - 28.0%(b)
Cosmo Energy Holdings Co. Ltd.	30,914	1,556,364
Disco Corp.	4,203	1,594,575
ENEOS Holdings, Inc.	304,285	1,563,316
Fujikura Ltd.	81,417	1,607,187
Idemitsu Kosan Co. Ltd.	240,766	1,558,567

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.4% (CONTINUED)	Shares	Value
Japan - 28.0%(b) (Continued)
Isetan Mitsukoshi Holdings Ltd.	87,160	$1,636,044
Kyushu Electric Power Co., Inc.	152,583	1,571,446
Lasertec Corp.	7,116	1,596,224
MS&AD Insurance Group Holdings, Inc.	74,543	1,656,357
NEC Corp.	19,298	1,588,676
Niterra Co. Ltd.	54,354	1,577,681
Nomura Holdings, Inc.	268,454	1,538,409
Sumitomo Mitsui Financial Group, Inc.	24,472	1,631,315
Tokyo Electric Power Co. Holdings, Inc.(a)	290,458	1,563,769
		22,239,930
Netherlands - 2.0%
Universal Music Group NV	52,249	1,554,460

Norway - 2.0%
Frontline PLC(c)	62,238	1,603,251

Spain - 6.0%
Banco Bilbao Vizcaya Argentaria SA	159,866	1,601,143
Banco Santander SA	339,075	1,572,545
CaixaBank SA	293,638	1,554,434
		4,728,122

Sweden - 4.1%
Saab AB	68,520	1,648,514
Trelleborg AB - Class B	41,330	1,608,123
		3,256,637

Switzerland - 5.9%
Logitech International SA	16,271	1,574,128
Partners Group Holding AG	1,225	1,573,432
UBS Group AG	53,552	1,576,549
		4,724,109

United Kingdom - 9.8%
3i Group PLC	40,015	1,550,867
BAE Systems PLC	92,899	1,550,117
InterContinental Hotels Group PLC	14,920	1,570,308
Marks & Spencer Group PLC	434,447	1,573,407
Rolls-Royce Holdings PLC(a)	269,845	1,558,189
		7,802,888
TOTAL COMMON STOCKS (Cost $74,873,484)		77,378,673

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

PREFERRED STOCKS - 1.9%	Shares	Value
Germany - 1.9%
Jungheinrich AG	47,205	$1,555,048
TOTAL PREFERRED STOCKS (Cost $1,807,884)		1,555,048

SHORT-TERM INVESTMENTS - 2.1%
Investments Purchased with Proceeds from Securities Lending - 1.8%
First American Government Obligations Fund – Class X, 5.23%(d)	1,395,171	1,395,171

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(d)	263,342	263,342
TOTAL SHORT-TERM INVESTMENTS (Cost $1,658,513)		1,658,513

TOTAL INVESTMENTS - 101.4% (Cost $78,339,881)		$80,592,234
Liabilities in Excess of Other Assets - (1.4%)		(1,125,804)
TOTAL NET ASSETS - 100.0%		$79,466,430

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG – Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,331,096 which represented 1.7% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$77,378,673	$—	$—	$77,378,673
Preferred Stocks	1,555,048	—	—	1,555,048
Investments Purchased with Proceeds from Securities Lending	1,395,171	—	—	1,395,171
Money Market Funds	263,342	—	—	263,342
Total Investments in Securities	$80,592,234	$—	$—	$80,592,234

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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